SCHEDULE OF ACCOUNTS PAYABLE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Total of Accounts payable	$ 2,547,805	$ 4,990,647
SMS Service [Member]
Total of Accounts payable	2,232,661	3,375,776
Suppliers [Member]
Total of Accounts payable	$ 315,144	$ 1,614,871